Impairments	6 Months Ended
Jun. 30, 2023
Impairments
Impairments

Note 4. Impairments

	Apr-Jun	Jan–Mar	Apr-Jun	Jan-Jun	Jan-Jun	Jan-Dec
Skr mn	2023	2023	2022	2023	2022	2022
Expected credit losses, stage 1	-3	4	-23	1	-32	-38
Expected credit losses, stage 2	2	5	3	7	9	6
Expected credit losses, stage 3	-256	7	-5	-249	-3	-15
Established losses	—	—	—	—	—	—
Reserves applied to cover established credit losses	—	—	—	—	—	—
Recovered credit losses	1	1	6	2	9	13
Net credit losses	-256	17	-19	-239	-17	-34

	June 30, 2023				December 31, 2022
Skr mn	Stage 1	Stage 2	Stage 3	Total	Total
Loans, before expected credit losses	243,311	36,024	8,911	288,246	273,658
Off-balance sheet exposures, before expected credit losses	39,851	21,562	4,777	66,190	80,171
Total, before expected credit losses	283,162	57,586	13,688	354,436	353,829
Loss allowance, loans	-127	-16	-322	-465	-210
Loss allowance, off-balance sheet exposures[1]	-5	-1	0	-6	-13
Total loss allowance	-132	-17	-322	-471	-223
Provision ratio (in percent)	0.05	0.03	2.35	0.13	0.06

1	Recognized under provision in Consolidated Statement of Financial Position. Off-balance sheet exposures consist of guarantee commitments, committed undisbursed loans and binding offers, see Note 8.

The table above shows the book value of loans and nominal amounts for off-balance sheet exposures before expected credit losses for each stage as well as related loss allowance amounts, in order to place expected credit losses in relation to credit exposures. Overall, the credit portfolio has an extremely high credit quality and SEK often uses risk mitigation measures, primarily through guarantees from the Swedish Export Credit Agency (EKN) and other government export credit agencies in the Organisation for Economic Co-operation and Development (OECD), which explains the low provision ratio.

Loss Allowance

	June 30, 2023				December 31, 2022
Skr mn	Stage 1	Stage 2	Stage 3	Total	Total
Opening balance January 1	-130	-23	-70	-223	-164
Increases due to origination and acquisition	-29	-1	0	-30	-70
Net remeasurement of loss allowance	19	1	11	31	23
Transfer to stage 1	0	0	—	0	6
Transfer to stage 2	1	-5	—	-4	-11
Transfer to stage 3	1	0	-261	-260	-19
Decreases due to derecognition	9	12	1	22	24
Decrease in allowance account due to write-offs	—	—	—	—	—
Exchange-rate differences[1]	-3	-1	-3	-7	-12
Closing balance	-132	-17	-322	-471	-223

1	Recognized under net results of financial transactions in Statement of Comprehensive Income.

Provisions for expected credit losses (ECLs) are calculated using quantitative models based on inputs, assumptions and methods that are highly reliant on assessments. In particular, the following could heavily impact the level of provisions: the establishment of a material increase in credit risk, allowing for forward-looking macroeconomic scenarios, and the measurement of both ECLs over the next 12 months and lifetime ECLs. ECLs are based on objective assessments of what SEK expects to lose on the exposures given what was known on the reporting date and taking into account possible future events. The ECL is a probability-weighted amount that is determined by evaluating the outcome of several possible scenarios and where the data taken into consideration comprises information from previous conditions, current conditions and projections of future economic conditions. SEK’s method entails three scenarios being prepared for each probability of default curve: a base scenario, a downturn scenario, and an upturn scenario, where the scenarios are expressed in a business cycle parameter. The business cycle parameter reflects the general risk of default in each geographic segment. The parameter is standard normally distributed where zero indicates a neutral economy as the economy has been on average, historically. The business cycle parameters for the base scenario are between -0.5 and 0.2 for the various probability of default (PD) segments. The base scenarios have been weighted at 70 percent, the downturn scenarios have been weighted at 20 percent, and the upturn scenarios have been weighted at 10 percent between the different PD-segments.

Due to the current macroeconomic uncertainty, SEK has made an overall adjustment according to management’s overall assessment. This resulted in an increase of expected credit losses, which was calculated pursuant to SEK’s IFRS 9 model as of June 30, 2023.